Long-term Debt and Capital Structure - Additional Information (Detail)			1 Months Ended			12 Months Ended
	Jan. 31, 2019 USD ($)	Oct. 29, 2018 USD ($)	Feb. 12, 2019 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 USD ($)	Oct. 17, 2018 CAD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 USD ($)	Oct. 10, 2017 USD ($)	May 17, 2017 CAD ($)	Apr. 07, 2017 USD ($)
Disclosure of detailed information about borrowings [line items]
Weighted average interest rate				5.10%		5.10%		5.10%		4.90%	4.90%
Senior unsecured notes issued								$ 6,774,000,000			$ 7,650,000,000
Borrowings				$ 9,164,000,000		$ 9,164,000,000				$ 9,513,000,000
Top of range [Member]
Disclosure of detailed information about borrowings [line items]
Target Net Debt to Adjusted EBITDA Ratio						200.00%	200.00%
Events After Reporting Period [Member]
Disclosure of detailed information about borrowings [line items]
Payment to repurchase unsecured notes	$ 324,000,000
Cash payment to repurchase unsecured notes	$ 300,000,000
Credit Facility [member]
Disclosure of detailed information about borrowings [line items]
Total Debt Principal, (CAD equivalent)				0		$ 0				0
Long-term Borrowings [Member]
Disclosure of detailed information about borrowings [line items]
Total Debt Principal, (CAD equivalent)				9,241,000,000		$ 9,241,000,000				9,597,000,000
Senior unsecured notes issued								6,774,000,000			7,650,000,000			$ 2,900,000,000
Payment to repurchase unsecured notes					$ 69,000,000
Unsecured notes principal								76,000,000
Gain on repurchase recorded in finance cost				9,000,000
Long-term Borrowings [Member] | Events After Reporting Period [Member]
Disclosure of detailed information about borrowings [line items]
Payment to repurchase unsecured notes			$ 324,000,000
Cash payment to repurchase unsecured notes			$ 300,000,000
Base Shelf Prospectus [Member] | Top of range [Member]
Disclosure of detailed information about borrowings [line items]
Authorized capacity under base shelf prospectus								4,600,000,000				$ 7,500,000,000
Revolving Term Debt [Member]
Disclosure of detailed information about borrowings [line items]
Maturity date						Cenovus has in place a committed credit facility that consists of a $1.2 billion tranche and a $3.3 billion tranche. On October 17, 2018, the Company extended the maturity date of the $1.2 billion tranche from November 30, 2020 to November 30, 2021 and the maturity date of the $3.3 billion tranche from November 30, 2021 to November 30, 2022.	Cenovus has in place a committed credit facility that consists of a $1.2 billion tranche and a $3.3 billion tranche. On October 17, 2018, the Company extended the maturity date of the $1.2 billion tranche from November 30, 2020 to November 30, 2021 and the maturity date of the $3.3 billion tranche from November 30, 2021 to November 30, 2022.
Revolving Term Debt [Member] | Tranche One [Member]
Disclosure of detailed information about borrowings [line items]
Maturity date						November 30, 2021	November 30, 2021
Committed credit facility capacity				1,200,000,000		$ 1,200,000,000			$ 1,200,000,000
Revolving Term Debt [Member] | Tranche Two [Member]
Disclosure of detailed information about borrowings [line items]
Maturity date						November 30, 2022	November 30, 2022
Committed credit facility capacity				3,300,000,000		$ 3,300,000,000			$ 3,300,000,000
5.70 % Due October 15, 2019 [Member] | Long-term Borrowings [Member]
Disclosure of detailed information about borrowings [line items]
Total Debt Principal, (CAD equivalent)				682,000,000		682,000,000				1,631,000,000
Senior unsecured notes issued		$ 1,300,000,000						500,000,000			1,300,000,000
Redemption of debt		$ 800,000,000
Redemption premium							$ 20,000,000
Associated unamortized discount and debt issue cost						1,000,000
4.25% Due April 15, 2027 [Member] | Long-term Borrowings [Member]
Disclosure of detailed information about borrowings [line items]
Total Debt Principal, (CAD equivalent)				1,597,000,000		1,597,000,000				1,505,000,000
Senior unsecured notes issued								1,171,000,000			1,200,000,000			$ 1,200,000,000
Borrowings interest rate														4.25%
5.25% Due June 15, 2037 [Member] | Long-term Borrowings [Member]
Disclosure of detailed information about borrowings [line items]
Total Debt Principal, (CAD equivalent)				955,000,000		955,000,000				878,000,000
Senior unsecured notes issued								700,000,000			700,000,000			$ 700,000,000
Borrowings interest rate														5.25%
5.40% Due June 15, 2047 [Member] | Long-term Borrowings [Member]
Disclosure of detailed information about borrowings [line items]
Total Debt Principal, (CAD equivalent)				$ 1,309,000,000		$ 1,309,000,000				$ 1,255,000,000
Senior unsecured notes issued								$ 959,000,000			$ 1,000,000,000			$ 1,000,000,000
Borrowings interest rate														5.40%
Committed Asset Sale Bridge Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings													$ 3,600,000,000